PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Results of Operations (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Statements of Results of Operations
Total operating expenses	¥ (775,347,876)	$ (112,414,875)	¥ (609,024,771)	¥ (410,955,554)
Interest income	12,860,216	1,864,556	5,375,969	8,787,309
Income (loss) before income taxes	(71,219,873)	(10,325,910)	272,857,017	189,738,722
Income tax expense	(21,756,944)	(3,154,460)	47,036,608	21,086,256
Net income (loss)	(49,462,929)	$ (7,171,450)	225,820,409	168,652,466
Parent Company | Reportable Legal Entities
Condensed Statements of Results of Operations
Total operating expenses	(15,414,575)		(11,441,931)	(7,308,201)
Share of income (loss) from subsidiaries, consolidated VIE and VIE's subsidiaries	(39,264,560)		235,264,719	47,710,647
Interest income	5,216,206		1,997,621	5,951,405
Income (loss) before income taxes	(49,462,929)		225,820,409	46,353,851
Net income (loss)	¥ (49,462,929)		¥ 225,820,409	¥ 46,353,851